MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral properties	Plant and equipment	Land and buildings	Furniture, fixtures and equipment	Software	Total
Cost
Balance, January 1, 2017	$35,909	$30,157	$2,333	$2,670	$1,478	$72,547
Additions	–	4,003	127	291	150	4,571
Change in remediation provision	174	(82)	–	–	–	92
Disposals	–	(8)	–	(3)	–	(11)
Foreign exchange	–	–	–	5	–	5
Balance, December 31, 2017	$36,083	$34,070	$2,460	$2,963	$1,628	$77,204

Accumulated depreciation
Balance, January 1, 2017	$30,893	$22,445	$1,424	$2,211	$1,456	$58,429
Amortization and depletion	542	2,975	115	173	12	3,817
Disposals	–	(7)	–	(4)	–	(11)
Foreign exchange	–	–	–	3	–	3
Balance, December 31, 2017	$31,435	$25,413	$1,539	$2,383	$1,468	$62,238

Carrying value, December 31, 2017	$4,648	$8,657	$921	$580	$160	$14,966

Cost
Balance, January 1, 2016	$40,483	$29,332	$2,543	$2,860	$1,623	$76,841
Additions	305	4,208	111	124	22	4,770
Change in remediation provision	142	297	–	–	–	439
Disposals	–	–	–	(22)	–	(22)
Foreign exchange	(5,021)	(3,680)	(321)	(292)	(167)	(9,481)
Balance, December 31, 2016	$35,909	$30,157	$2,333	$2,670	$1,478	$72,547

Accumulated depreciation
Balance, January 1, 2016	$34,237	$20,895	$1,568	$2,234	$1,538	$60,472
Amortization and depletion (a)	887	4,200	55	231	78	5,451
Disposals	–	–	–	(22)	–	(22)
Foreign exchange	(4,231)	(2,650)	(199)	(232)	(160)	(7,472)
Balance, December 31, 2016	$30,893	$22,445	$1,424	$2,211	$1,456	$58,429

Carrying value, December 31, 2016	$5,016	$7,712	$909	$459	$22	$14,118